Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,533,818.95
Previously Paid Amount	0.00
Total Fee Amount	1,612.44
Total Offset Amount	0.00
Net Fee	$ 1,612.44
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A